Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Operations and Organization [Line Items]
Net loss				¥ (550,100)	$ (77,483)	¥ (745,883)	¥ (1,026,354)
Net cash used in operating activities				(438,100)	$ (61,711)	(603,123)	(1,346,410)
Accumulated deficit				(5,948,600)		(5,398,420)		$ (837,840)
Net current liability				1,799,300
VIE [Member]
Operations and Organization [Line Items]
Service fee				4,104,867		3,530,461	2,793,144
Registered capital				20,000		15,000
Non-distributable statutory reserves				5,876		5,650
Net cash used in operating activities				8,055		(582,669)	868,168
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee				2,881,000		¥ 2,767,800	¥ 2,221,200
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount				¥ 3,600
Variable interest entity principal agreement term period				10 years	10 years
Variable interest entity principal agreement term extend period				10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount				¥ 1,400
Variable interest entity principal agreement term period						10 years
Variable interest entity principal agreement term extend period				10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years
NetEase [Member] | Revolving Loan Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $		$ 300,000	$ 300,000
Line of credit facility, current borrowing capacity | $								$ 89,000
Maturity of line of credit facility		Mar. 31, 2027	Mar. 31, 2024	Mar. 31, 2027	Mar. 31, 2027
NetEase [Member] | Revolving Loan Facility [Member] | Subsequent Event [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $	$ 300,000
Line of credit facility, current borrowing capacity | $	$ 35,200
Maturity of line of credit facility	Mar. 31, 2027